UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Short Term

Real Return Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Short Term Real Return Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Performance1,2

Portfolio Managers Thomas H. Luster, CFA and Stewart D. Taylor

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	04/01/2010	0.71%	1.87%	3.96%
Class A with 2.25% Maximum Sales Charge	—	–1.55	–0.42	3.20
Class C at NAV	04/01/2010	0.35	1.16	3.18
Class C with 1% Maximum Sales Charge	—	–0.63	0.17	3.18
Class I at NAV	04/01/2010	0.82	2.11	4.18
BofA Merrill Lynch 1–5 Year U.S. Inflation-Linked Treasury Index	04/01/2010	0.30%	0.73%	3.37%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
Gross		1.24%	1.99%	0.99%
Net		1.15	1.90	0.90

Fund Profile4

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the holdings of the Portfolios and the direct investments of the Fund.

[5]

Calculation shows the Fund’s investments in the Portfolios and the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation).

Fund profile subject to change due to active management.

3

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.10	$5.72	**	1.15%
Class C	$1,000.00	$1,003.50	$9.44	**	1.90%
Class I	$1,000.00	$1,008.20	$4.48	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.76	**	1.15%
Class C	$1,000.00	$1,015.40	$9.49	**	1.90%
Class I	$1,000.00	$1,020.30	$4.51	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets

Inflation-Linked Securities Portfolio (identified cost, $38,131,734)	$38,197,199	48.9%
Floating Rate Portfolio (identified cost, $22,903,470)	23,382,381	30.0
CMBS Portfolio (identified cost, $15,322,946)	15,329,774	19.6

Total Investments in Affiliated Portfolios (identified cost $76,358,150)	$76,909,354	98.5%

Short-Term Investments

Description	Interest (000’s omitted)	Value	% of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.10%(1)	$771	$770,814	1.0%

Total Short-Term Investments (identified cost $770,814)(2)		$770,814	1.0%

Total Investments (identified cost $77,128,964)		$77,680,168	99.5%

Other Assets, Less Liabilities		$372,119	0.5%

Net Assets		$78,052,287	100.0%

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

(2)	Cost for federal income taxes is the same.

5	See Notes to Financial Statements.

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments in affiliated Portfolios, at value (identified cost, $76,358,150)	$76,909,354
Affiliated investment, at value (identified cost, $770,814)	770,814
Interest receivable from affiliated investment	68
Receivable for Fund shares sold	783,555
Receivable for open swap contracts	214,687
Receivable from affiliate	6,183
Total assets	$78,684,661

Liabilities
Payable for Fund shares redeemed	$419,193
Payable for open swap contracts	138,278
Distributions payable	11,200
Payable to affiliates:
Investment adviser fee	340
Distribution and service fees	25,608
Trustees’ fees	42
Accrued expenses	37,713
Total liabilities	$632,374
Net Assets	$78,052,287

Sources of Net Assets
Paid-in capital	$76,791,301
Accumulated net realized gain	723,438
Accumulated distributions in excess of net investment income	(90,065)
Net unrealized appreciation	627,613
Total	$78,052,287

Class A Shares
Net Assets	$42,990,445
Shares Outstanding	4,164,738
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.32
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.56

Class C Shares
Net Assets	$20,403,646
Shares Outstanding	1,981,174
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.30

Class I Shares
Net Assets	$14,658,196
Shares Outstanding	1,421,003
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.32

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income allocated from Portfolios (net of foreign taxes, $102)	$745,663
Interest allocated from affiliated investment	454
Dividends allocated from Portfolios	1,692
Expenses allocated from Portfolios	(212,898)
Expenses allocated from affiliated investment	(44)
Total investment income	$534,867

Expenses
Investment adviser fee	$2,257
Administration fee	54,642
Distribution and service fees
Class A	47,659
Class C	103,467
Trustees’ fees and expenses	250
Custodian fee	17,783
Transfer and dividend disbursing agent fees	29,462
Legal and accounting services	13,494
Printing and postage	13,737
Registration fees	37,178
Miscellaneous	6,090
Total expenses	$326,019
Deduct —
Reimbursement of expenses by affiliates	$60,141
Total expense reductions	$60,141

Net expenses	$265,878

Net investment income	$268,989

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions allocated from affiliated investment	$16
Swap contracts	64,340
Net realized gain (loss) allocated from Portfolios —
Investment transactions	308,958
Financial futures contracts	76
Swap contracts	(8,655)
Foreign currency and forward foreign currency exchange contract transactions	23,953
Net realized gain	$388,688
Change in unrealized appreciation (depreciation) —
Swap contracts	$(235,729)
Change in unrealized appreciation (depreciation) allocated from Portfolios —
Investments	51,958
Financial futures contracts	23
Swap contracts	10,400
Foreign currency and forward foreign currency exchange contracts	(12,063)
Net change in unrealized appreciation (depreciation)	$(185,411)

Net realized and unrealized gain	$203,277

Net increase in net assets from operations	$472,266

7	See Notes to Financial Statements.

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$268,989	$883,503
Net realized gain from investment transactions, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	388,688	1,367,643
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(185,411)	(6,351)
Net increase in net assets from operations	$472,266	$2,244,795
Distributions to shareholders —
From net investment income
Class A	$(305,738)	$(555,598)
Class C	(93,953)	(134,268)
Class I	(129,761)	(224,634)
From net realized gain
Class A	(443,069)	(379,179)
Class C	(266,105)	(199,364)
Class I	(164,968)	(237,636)
Total distributions to shareholders	$(1,403,594)	$(1,730,679)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,510,105	$29,826,889
Class C	4,240,371	8,178,558
Class I	5,303,391	11,976,337
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	730,819	909,650
Class C	338,898	306,364
Class I	242,855	234,801
Cost of shares redeemed
Class A	(8,928,195)	(33,051,889)
Class C	(4,593,193)	(6,894,249)
Class I	(5,351,118)	(18,959,449)
Net increase (decrease) in net assets from Fund share transactions	$8,493,933	$(7,472,988)

Net increase (decrease) in net assets	$7,562,605	$(6,958,872)

Net Assets
At beginning of period	$70,489,682	$77,448,554
At end of period	$78,052,287	$70,489,682

Accumulated undistributed (distributions in excess of) net investment income
At end of period	$(90,065)	$170,398

8	See Notes to Financial Statements.

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$10.460		$10.380	$10.200	$10.000

Income (Loss) From Operations
Net investment income	$0.048	(2)	$0.127	$0.261 (2)	$0.077	(2)
Net realized and unrealized gain	0.026		0.186	0.265	0.242

Total income from operations	$0.074		$0.313	$0.526	$0.319

Less Distributions
From net investment income	$(0.084)		$(0.129)	$(0.270)	$(0.119)
From net realized gain	(0.130)		(0.104)	(0.076)	—

Total distributions	$(0.214)		$(0.233)	$(0.346)	$(0.119)

Net asset value — End of period	$10.320		$10.460	$10.380	$10.200

Total Return(3)	0.71	%(4)	3.08%	5.22%	3.22	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,990		$35,155	$37,215	$4,641
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.15	%(8)	1.15%	1.15%	1.15	%(8)
Net investment income	0.93	%(8)	1.32%	2.53%	1.30	%(8)
Portfolio Turnover of the Fund(9)	36	%(4)	38%	22%	1	%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	25	%(4)	599%	801%	309	%(4)
Portfolio Turnover of CMBS Portfolio	11	%(4)	—	—	—
Portfolio Turnover of Floating Rate Portfolio	21	%(4)	42%	56%	39	%(10)
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(4)	15%	N.A.	N.A.

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.19%, 0.09%, 0.19% and 1.48% of average daily net assets for the six months ended April 30, 2013, the years ended October 31, 2012 and 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the Portfolio’s year ended October 31, 2010.

9	See Notes to Financial Statements.

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$10.440		$10.370	$10.190	$10.000

Income (Loss) From Operations
Net investment income	$0.004	(2)	$0.053	$0.176 (2)	$0.033	(2)
Net realized and unrealized gain	0.033		0.186	0.274	0.232

Total income from operations	$0.037		$0.239	$0.450	$0.265

Less Distributions
From net investment income	$(0.047)		$(0.065)	$(0.194)	$(0.075)
From net realized gain	(0.130)		(0.104)	(0.076)	—

Total distributions	$(0.177)		$(0.169)	$(0.270)	$(0.075)

Net asset value — End of period	$10.300		$10.440	$10.370	$10.190

Total Return(3)	0.35	%(4)	2.35%	4.45%	2.66	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,404		$20,703	$18,978	$849
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.90	%(8)	1.90%	1.90%	1.90	%(8)
Net investment income	0.09	%(8)	0.53%	1.71%	0.55	%(8)
Portfolio Turnover of the Fund(9)	36	%(4)	38%	22%	1	%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	25	%(4)	599%	801%	309	%(4)
Portfolio Turnover of CMBS Portfolio	11	%(4)	—	—	—
Portfolio Turnover of Floating Rate Portfolio	21	%(4)	42%	56%	39	%(10)
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(4)	15%	N.A.	N.A.

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.19%, 0.09%, 0.19% and 1.48% of average daily net assets for the six months ended April 30, 2013, the years ended October 31, 2012 and 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the Portfolio’s year ended October 31, 2010.

10	See Notes to Financial Statements.

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$10.450		$10.380	$10.190	$10.000

Income (Loss) From Operations
Net investment income	$0.060	(2)	$0.157	$0.284 (2)	$0.086	(2)
Net realized and unrealized gain	0.035		0.172	0.278	0.236

Total income from operations	$0.095		$0.329	$0.562	$0.322

Less Distributions
From net investment income	$(0.095)		$(0.155)	$(0.296)	$(0.132)
From net realized gain	(0.130)		(0.104)	(0.076)	—

Total distributions	$(0.225)		$(0.259)	$(0.372)	$(0.132)

Net asset value — End of period	$10.320		$10.450	$10.380	$10.190

Total Return(3)	0.82	%(4)	3.24%	5.59%	3.25	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,658		$14,632	$21,256	$27,864
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.90	%(8)	0.90%	0.90%	0.90	%(8)
Net investment income	1.17	%(8)	1.31%	2.75%	1.47	%(8)
Portfolio Turnover of the Fund(9)	36	%(4)	38%	22%	1	%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	25	%(4)	599%	801%	309	%(4)
Portfolio Turnover of CMBS Portfolio	11	%(4)	—	—	—
Portfolio Turnover of Floating Rate Portfolio	21	%(4)	42%	56%	39	%(10)
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(4)	15%	N.A.	N.A.

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.19%, 0.09%, 0.19% and 1.48% of average daily net assets for the six months ended April 30, 2013, the years ended October 31, 2012 and 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the Portfolio’s year ended October 31, 2010.

11	See Notes to Financial Statements.

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Term Real Return Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following three Portfolios managed by Eaton Vance Management (EVM) or its affiliates: Inflation-Linked Securities Portfolio, CMBS Portfolio and Floating Rate Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Inflation-Linked Securities Portfolio, CMBS Portfolio and Floating Rate Portfolio (99.9%, 40.5% and 0.2%, respectively, at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Inflation-Linked Securities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by Inflation-Linked Securities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of CMBS Portfolio and Floating Rate Portfolio for applicable investments.

Additional valuation policies for Floating Rate Portfolio (the Portfolio) are as follows: The Portfolio’s investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issues. Interests in Senior Loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate

12

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

In addition to investing in the Portfolios, the Fund may invest directly in securities or other instruments. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Inflation swaps, as invested directly by the Fund, are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

I  Inflation Swaps — Pursuant to inflation rate swap agreements, the Fund either makes floating-rate payments on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

J  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the basis of identified cost.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2013, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $171,319 and the investment adviser fees paid by the Fund on Investable Assets amounted to $2,257. For the six months ended April 30, 2013, the Fund’s investment adviser fee, including the investment adviser fees allocated from the Portfolios, was 0.48% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $54,642.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM reimbursed expenses of $60,141 for the six months ended April 30, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $1,871 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $3,094 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $47,659 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $77,600 for Class C shares.

Pursuant to the Class C Plan, the Fund makes payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $25,867 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $4,000 and $400 of CDSCs paid by Class A and Class C shareholders, respectively.

14

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Inflation-Linked Securities Portfolio	$8,097,572	$12,886,060
CMBS Portfolio	15,647,334	360,953
Floating Rate Portfolio	5,106,796	13,192,982
Short-Term U.S. Government Portfolio	—	91,286

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,595,332	2,876,772
Issued to shareholders electing to receive payments of distributions in Fund shares	70,646	88,421
Redemptions	(862,304)	(3,188,309)

Net increase (decrease)	803,674	(223,116)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	410,469	790,850
Issued to shareholders electing to receive payments of distributions in Fund shares	32,853	29,931
Redemptions	(445,668)	(666,572)

Net increase (decrease)	(2,346)	154,209

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	511,714	1,157,153
Issued to shareholders electing to receive payments of distributions in Fund shares	23,492	22,801
Redemptions	(514,274)	(1,828,632)

Net increase (decrease)	20,932	(648,678)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

15

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Inflation Swaps
Counterparty	Notional Amount	Fund Pays	Fund Receives	Termination Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$3,000,000	1.270%	Return on CPI-U (NSA)	7/29/13	$90,099
Citibank NA	3,500,000	1.735	Return on CPI-U (NSA)	6/28/13	4,844
Citibank NA	1,500,000	1.280	Return on CPI-U (NSA)	10/1/13	48,476
Citibank NA	8,000,000	1.775	Return on CPI-U (NSA)	11/2/13	(32,640)
Citibank NA	9,000,000	1.445	Return on CPI-U (NSA)	7/13/14	(36,801)
Credit Suisse International	4,000,000	2.205	Return on CPI-U (NSA)	2/22/15	(17,168)
Wells Fargo Bank, NA	6,000,000	2.210	Return on CPI-U (NSA)	2/8/15	(40,392)
Wells Fargo Bank, NA	2,500,000	2.150	Return on CPI-U (NSA)	2/14/15	(11,277)

					$5,141

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Interest Rate Swaps
Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Citibank NA	$8,000,000	Pays	3-month USD- LIBOR-BBA	0.569%	11/2/13	$28,458
Citibank NA	9,000,000	Pays	3-month USD-LIBOR-BBA	0.499	7/13/14	33,319
Credit Suisse International	6,000,000	Pays	3-month USD-LIBOR-BBA	0.409	2/8/15	9,491

						$71,268

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $138,278.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $214,687, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $115,097. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At April 30, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $79,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

16

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Swap contracts	$214,687	(1)	$(138,278	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts	$64,340	(1)	$(235,729	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2013, which is indicative of the volume of this derivative type, was approximately $58,786,000.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$76,909,354	$—	$—	$76,909,354
Short-Term Investments	—	770,814	—	770,814

Total Investments	$76,909,354	$770,814	$—	$77,680,168

Swap Contracts	$—	$214,687	$—	$214,687

Total	$76,909,354	$985,501	$—	$77,894,855

Liability Description

Swap Contracts	$—	$(138,278)	$—	$(138,278)

Total	$—	$(138,278)	$—	$(138,278)

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Inflation-Linked Securities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

U.S. Treasury Obligations — 98.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(1)	$5,100	$5,344,956
0.125%, 4/15/17(1)	4,905	5,224,284
0.50%, 4/15/15(1)	13,602	14,095,025
1.625%, 1/15/18(1)	1,130	1,302,051
2.00%, 1/15/14(1)	754	768,817
2.375%, 1/15/17(1)	9,610	11,052,651

Total U.S. Treasury Obligations (identified cost $37,722,273)		$37,787,784

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$363	$362,879

Total Short-Term Investments (identified cost $362,879)		$362,879

Total Investments — 99.9% (identified cost $38,085,152)		$38,150,663

Other Assets, Less Liabilities — 0.1%		$47,626

Net Assets — 100.0%		$38,198,289

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

18	See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $37,722,273)	$37,787,784
Affiliated investment, at value (identified cost, $362,879)	362,879
Interest receivable	80,145
Interest receivable from affiliated investment	39
Total assets	$38,230,847

Liabilities
Payable to affiliates:
Investment adviser fee	$14,115
Trustees’ fees	170
Accrued expenses	18,273
Total liabilities	$32,558
Net Assets applicable to investors’ interest in Portfolio	$38,198,289

Sources of Net Assets
Investors’ capital	$38,132,778
Net unrealized appreciation	65,511
Total	$38,198,289

19	See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest	$42,192
Interest allocated from affiliated investment	307
Expenses allocated from affiliated investment	(30)
Total investment income	$42,469

Expenses
Investment adviser fee	$89,015
Trustees’ fees and expenses	997
Custodian fee	19,790
Legal and accounting services	15,743
Miscellaneous	2,627
Total expenses	$128,172

Net investment loss	$(85,703)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$26,437
Investment transactions allocated from affiliated investment	9
Net realized gain	$26,446
Change in unrealized appreciation (depreciation) —
Investments	$(12,910)
Net change in unrealized appreciation (depreciation)	$(12,910)

Net realized and unrealized gain	$13,536

Net decrease in net assets from operations	$(72,167)

20	See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment loss	$(85,703)	$(56,406)
Net realized gain from investment transactions and written options	26,446	609,980
Net change in unrealized appreciation (depreciation) from investments and written options	(12,910)	(135,126)
Net increase (decrease) in net assets from operations	$(72,167)	$418,448
Capital transactions —
Contributions	$8,097,572	$17,933,649
Withdrawals	(12,886,060)	(21,223,665)
Net decrease in net assets from capital transactions	$(4,788,488)	$(3,290,016)

Net decrease in net assets	$(4,860,655)	$(2,871,568)

Net Assets
At beginning of period	$43,058,944	$45,930,512
At end of period	$38,198,289	$43,058,944

21	See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2012	2011
Ratios (as a percentage of average daily net assets):
Expenses	0.65	%(2)	0.63%	0.66%	1.15	%(2)(3)
Net investment income (loss)	(0.43	)%(2)	(0.12)%	2.30%	(0.37	)%(2)
Portfolio Turnover	25	%(4)	599%	801%	309	%(4)

Total Return	(0.20	)%(4)	0.96%	5.15%	2.50	%(4)

Net assets, end of period (000’s omitted)	$38,198		$43,059	$45,931	$19,655

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Annualized.

(3)	The investment adviser reimbursed expenses equal to 0.07% of average daily net assets for the period from the start of business, April 1, 2010, to October 31, 2010.

(4)	Not annualized.

22	See Notes to Financial Statements.

Inflation-Linked Securities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Inflation-Linked Securities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Short Term Real Return Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note since its acquisition.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

23

Inflation-Linked Securities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

J  Forward Purchase Commitments — The Portfolio may purchase fixed-income securities on a forward commitment basis with payment and delivery taking place in the future. Forward purchase commitments may be entered into with the intention of acquiring securities or for purposes of investment leverage. In such a transaction, the Portfolio is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment was made. From the time of entering into the transaction until delivery and payment is made at a later date (or until a separate agreement is entered into to sell the securities before the settlement date), the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2013, the investment adviser fee was 0.45% (annualized) of the Portfolio’s average daily net assets and amounted to $89,015.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

24

Inflation-Linked Securities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$—	$—
U.S. Government and Agency Securities	10,959,210	8,753,297

	$10,959,210	$8,753,297

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,088,875

Gross unrealized appreciation	$174,218
Gross unrealized depreciation	(112,430)

Net unrealized appreciation	$61,788

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Portfolio did not have any open financial instruments at April 30, 2013.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Inflation-Linked Securities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$37,787,784	$—	$37,787,784
Short-Term Investments	—	362,879	—	362,879

Total Investments	$—	$38,150,663	$—	$38,150,663

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Term Real Return Fund (the “Fund”), with Eaton Vance Management as well as the investment advisory agreements of Floating Rate Portfolio, Inflation-Linked Securities Portfolio, and Short-Term U.S. Government Portfolio (the “Portfolios”), the portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), an affiliate of Eaton Vance Management (Eaton Vance Management with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolios by the applicable Adviser. The Adviser allocates the assets of the Fund among the Portfolios and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolios. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in investing in real return instruments such as inflation-indexed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolios by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, Eaton Vance Management may invest assets of the Fund directly in securities, for which it would receive a fee, or in a Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market Eaton Vance Management believes may not be represented or underrepresented by the Portfolios; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

28

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2012 for the Fund. The Board also considered the performance of the underlying Portfolios and the underlying Funds. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

29

Eaton Vance

Short Term Real Return Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Short Term Real Return Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Inflation-Linked Securities Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Term Real Return Fund and Inflation-Linked Securities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

Investment Adviser of Inflation-Linked Securities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of

Eaton Vance Short Term Real Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4596-6/13	STRRSRC

Eaton Vance

Bond Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Bond Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25 and 28

Officers and Trustees	30

Important Notices	31

Eaton Vance

Bond Fund

April 30, 2013

Performance1,2

Portfolio Managers Kathleen C. Gaffney, CFA, Stephen C. Concannon, CFA and Michael J. Turgel, CFA

% Cumulative Total Returns	Inception Date	Since Inception
Class A at NAV	01/31/2013	4.20%
Class A with 4.75% Maximum Sales Charge	—	–0.76
Class I at NAV	01/31/2013	4.15
Barclays U.S. Government/Credit Bond Index	01/31/2013	1.88%

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.13%	0.88%
Net	0.95	0.70

Fund Profile4

Asset-Backed Securities 0.0*

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Bond Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Barclays U.S. Government/Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

   Fund profile subject to change due to active management.

3

Eaton Vance

Bond Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 31, 2013 –April 30, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/31/13)	Ending Account Value (4/30/13)	Expenses Paid During Period (1/31/13 – 4/30/13)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,042.00	$2.39	***	0.95%
Class I	$1,000.00	$1,041.50	$1.76	***	0.70%

*     The Fund had not commenced operations on November 1, 2012. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period from the commencement of operations on January 31, 2013 to April 30, 2013). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 31, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period (11/1/12 – 4/30/13)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	***	0.95%
Class I	$1,000.00	$1,021.30	$3.51	***	0.70%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 31, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Bond Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Bond Portfolio, at value (identified cost, $28,801,743)	$29,711,706
Investment in Floating Rate Portfolio, at value (identified cost, $2,029,649)	1,925,721
Receivable for Fund shares sold	232,638
Total assets	$31,870,065

Liabilities
Payable to affiliates:
Distribution and service fees	$160
Trustees’ fees	42
Other	19,768
Accrued expenses	23,261
Total liabilities	$43,231
Net Assets	$31,826,834

Sources of Net Assets
Paid-in capital	$30,834,050
Accumulated net realized gain from Portfolios	198,244
Accumulated distributions in excess of net investment income	(11,495)
Net unrealized appreciation from Portfolios	806,035
Total	$31,826,834

Class A Shares
Net Assets	$925,064
Shares Outstanding	89,483
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.34
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.86

Class I Shares
Net Assets	$30,901,770
Shares Outstanding	2,990,053
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.33

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2013(1)
Interest and other income allocated from Portfolios (net of foreign taxes, $1,835)	$237,592
Dividends allocated from Portfolios (net of foreign taxes, $331)	32,537
Expenses allocated from Portfolios	(41,375)
Total investment income from Portfolios	$228,754

Expenses
Distribution and service fees
Class A	$216
Trustees’ fees and expenses	42
Custodian fee	5,684
Transfer and dividend disbursing agent fees	1,171
Legal and accounting services	7,523
Printing and postage	4,439
Registration fees	13,992
Miscellaneous	164
Total expenses	$33,231
Deduct —
Allocation of expenses to affiliate	$26,930
Total expense reductions	$26,930

Net expenses	$6,301

Net investment income	$222,453

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$195,734
Swap contracts	(668)
Foreign currency and forward foreign currency exchange contract transactions	3,178
Net realized gain	$198,244
Change in unrealized appreciation (depreciation) —
Investments	$804,125
Foreign currency and forward foreign currency exchange contracts	1,910
Net change in unrealized appreciation (depreciation)	$806,035

Net realized and unrealized gain	$1,004,279

Net increase in net assets from operations	$1,226,732

(1)	For the period from the start of business, January 31, 2013, to April 30, 2013.

6	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2013 (Unaudited)(1)
From operations —
Net investment income	$222,453
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	198,244
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	806,035
Net increase in net assets from operations	$1,226,732
Distributions to shareholders —
From net investment income
Class A	$(3,621)
Class I	(230,327)
Total distributions to shareholders	$(233,948)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$898,608
Class I	30,472,279
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,542
Class I	13,075
Cost of shares redeemed
Class A	—
Class I	(553,454)
Net increase in net assets from Fund share transactions	$30,834,050

Net increase in net assets	$31,826,834

Net Assets
At beginning of period	$—
At end of period	$31,826,834

Accumulated distributions in excess of net investment income
At end of period	$(11,495)

(1)	For the period from the start of business, January 31, 2013, to April 30, 2013.

7	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2013

Financial Highlights

	Class A
	Period Ended April 30, 2013 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.071
Net realized and unrealized gain	0.347

Total income from operations	$0.418

Less Distributions
From net investment income	$(0.078)

Total distributions	$(0.078)

Net asset value — End of period	$10.340

Total Return(3)	4.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$925
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.95	%(8)
Net investment income	2.86	%(8)
Portfolio Turnover of the Fund(9)	6	%(4)
Portfolio Turnover of Bond Portfolio	20	%(4)(10)
Portfolio Turnover of Floating Rate Portfolio	21	%(4)(11)

(1)	For the period from the start of business, January 31, 2013, to April 30, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.40% of average daily net assets for the period ended April 30, 2013). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the period from the Portfolio’s start of business, January 11, 2013 to April 30, 2013.

(11)	For the Portfolio’s six months ended April 30, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Period Ended April 30, 2013 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.082
Net realized and unrealized gain	0.331

Total income from operations	$0.413

Less Distributions
From net investment income	$(0.083)

Total distributions	$(0.083)

Net asset value — End of period	$10.330

Total Return(3)	4.15	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,902
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.70	%(8)
Net investment income	3.29	%(8)
Portfolio Turnover(9)	6	%(4)
Portfolio Turnover of Bond Portfolio	20	%(4)(10)
Portfolio Turnover of Floating Rate Portfolio	21	%(4)(11)

(1)	For the period from the start of business, January 31, 2013, to April 30, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.40% of average daily net assets for the period ended April 30, 2013). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the period from the Portfolio’s start of business, January 11, 2013 to April 30, 2013.

(11)	For the Portfolio’s six months ended April 30, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Bond Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on January 31, 2013. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Bond Portfolio and Floating Rate Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Bond Portfolio and Floating Rate Portfolio (22.2% and 0.01%, respectively, at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Bond Porfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Floating Rate Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by Bond Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Floating Rate Portfolio for applicable investments.

Additional valuation policies for Floating Rate Portfolio (the Portfolio) are as follows: The Portfolio’s investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issues. Interests in Senior Loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

10

Eaton Vance

Bond Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments sold are determined on the basis of identified cost.

I Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion, and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the period ended April 30, 2013, the Fund’s allocated portion of the investment adviser fee paid by the Portfolios totaled $36,227 and the Fund incurred no investment adviser and administration fee on Investable Assets. For the period ended April 30, 2013, the Fund’s investment adviser fee, including the investment adviser fees allocated from the Portfolios, was 0.53% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95% and 0.70% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM was allocated $26,930 of the Fund’s operating expenses.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended April 30, 2013, EVM earned $21 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $726 as its portion of the sales charge on sales of Class A shares for the period ended April 30, 2013. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

11

Eaton Vance

Bond Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended April 30, 2013 amounted to $216 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended April 30, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the period ended April 30, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Bond Portfolio	$29,527,388	$1,014,332
Floating Rate Portfolio	2,603,498	712,160

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended April 30, 2013 (Unaudited)(1)

Sales	89,137
Issued to shareholders electing to receive payments of distributions in Fund shares	346

Net increase	89,483

Class I	Period Ended April 30, 2013 (Unaudited)(1)

Sales	3,043,969
Issued to shareholders electing to receive payments of distributions in Fund shares	1,284
Redemptions	(55,200)

Net increase	2,990,053

(1)	For the period from the start of business, January 31, 2013, to April 30, 2013.

At April 30, 2013, an affiliate of EVM owned 81% of the value of the outstanding shares of the Fund.

12

Eaton Vance

Bond Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the Fund’s investment in Floating Rate Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

13

Bond Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 35.0%

Security	Principal Amount (000’s omitted)	Value

Banks — 1.2%
Morgan Stanley, 4.875%, 11/1/22	$1,500	$1,620,312

		$1,620,312

Building Materials — 0.8%
Owens Corning, Inc., 4.20%, 12/15/22	$1,000	$1,057,273

		$1,057,273

Commercial Services — 1.9%
Western Union Co. (The), 3.65%, 8/22/18	$2,400	$2,511,754

		$2,511,754

Computers — 3.6%
Dell, Inc., 5.40%, 9/10/40	$2,801	$2,365,593
Hewlett-Packard Co., 6.00%, 9/15/41	2,440	2,483,700

		$4,849,293

Diversified Financial Services — 4.5%
Jefferies Group, LLC, 5.125%, 1/20/23	$2,300	$2,501,029
SLM Corp., 5.625%, 8/1/33	2,694	2,572,770
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)	1,100	1,017,500

		$6,091,299

Home Builders — 2.2%
Beazer Homes USA, Inc., 9.125%, 6/15/18	$500	$551,250
MDC Holdings, Inc., 5.625%, 2/1/20	2,200	2,443,945

		$2,995,195

Household Products — 1.2%
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	$1,500	$1,597,500

		$1,597,500

Insurance — 3.1%
Genworth Financial, Inc., 7.625%, 9/24/21	$1,200	$1,507,627
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	1,050	1,086,750
Pacific LifeCorp, 5.125%, 1/30/43(1)	1,500	1,536,014

		$4,130,391

Iron & Steel — 1.6%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	$2,135	$2,091,277

		$2,091,277

Security	Principal Amount (000’s omitted)	Value

Mining — 2.0%
Alcoa, Inc., 5.95%, 2/1/37	$2,613	$2,636,303

		$2,636,303

Oil & Gas — 1.1%
Murphy Oil Corp., 5.125%, 12/1/42	$1,500	$1,465,545

		$1,465,545

Retail — 3.3%
Best Buy Co., Inc., 5.50%, 3/15/21	$1,972	$2,011,440
JC Penney Corp., Inc., 6.375%, 10/15/36	1,375	1,108,594
JC Penney Corp., Inc., 7.40%, 4/1/37	1,577	1,330,593

		$4,450,627

Semiconductors — 1.8%
Advanced Micro Devices, Inc., 7.50%, 8/15/22(1)	$2,040	$1,963,500
Advanced Micro Devices, Inc., 7.75%, 8/1/20	500	492,500

		$2,456,000

Software — 2.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	$1,500	$1,661,250
First Data Corp., 10.625%, 6/15/21(1)	1,100	1,137,125

		$2,798,375

Telecommunications — 3.4%
Avaya, Inc., 10.50%, 3/1/21(1)	$2,360	$2,188,900
CenturyLink, Inc., 7.60%, 9/15/39	1,500	1,550,890
Sprint Capital Corp., 6.875%, 11/15/28	750	770,625

		$4,510,415

Trucking & Leasing — 1.2%
Penske Truck Leasing Co., LP/PTL Finance Corp., 4.25%, 1/17/23(1)	$1,500	$1,585,757

		$1,585,757

Total Corporate Bonds & Notes (identified cost $45,815,560)		$46,847,316

14	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 10.1%

Security		Principal Amount* (000’s omitted)	Value

Banks — 2.6%
HBOS PLC, 6.00%, 11/1/33(1)		1,500	$1,490,568
National Australia Bank, Ltd., 6.00%, 2/15/17	AUD	1,746	1,952,571

			$3,443,139

Electric — 2.4%
Enel Finance International N.V., 6.00%, 10/7/39(1)		3,225	$3,285,569

			$3,285,569

Foods — 2.0%
Delhaize Group SA, 5.70%, 10/1/40		2,566	$2,706,068

			$2,706,068

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)		250	$265,000

			$265,000

Telecommunications — 2.9%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	15,800	$1,421,068
Telecom Italia Capital SA, 6.00%, 9/30/34		1,515	1,477,404
Telecom Italia Capital SA, 7.20%, 7/18/36		900	974,350

			$3,872,822

Total Foreign Corporate Bonds (identified cost $13,115,439)			$13,572,598

Foreign Government Bonds — 15.3%

Security		Principal Amount (000’s omitted)	Value

Canada — 10.9%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	14,150	$14,538,495

			$14,538,495

Security		Principal Amount (000’s omitted)	Value

Mexico — 2.9%
Mexican Bonos, 5.00%, 6/15/17	MXN	45,784	$3,904,269

			$3,904,269

New Zealand — 1.5%
New Zealand Government Bond, 6.00%, 12/15/17	NZD	2,080	$2,038,741

			$2,038,741

Total Foreign Government Bonds (identified cost $20,410,775)			$20,481,505

Convertible Bonds — 7.6%

Security		Principal Amount (000’s omitted)	Value

Automotive & Parts — 1.3%
Meritor, Inc., 7.875%, 3/1/26(1)	$	1,500	$1,697,813

			$1,697,813

Health Care – Products — 1.4%
NuVasive, Inc., 2.75%, 7/1/17	$	2,000	$1,940,000

			$1,940,000

Semiconductors — 3.3%
Micron Technology, Inc., Series A, 1.50%, 8/1/31	$	1,000	$1,133,750
Micron Technology, Inc., Series B, 1.875%, 8/1/31		500	566,875
Novellus Systems, Inc., 2.625%, 5/15/41		1,800	2,670,750

			$4,371,375

Telecommunications — 1.6%
Ciena Corp., 3.75%, 10/15/18(1)	$	2,000	$2,231,250

			$2,231,250

Total Convertible Bonds (identified cost $9,744,093)			$10,240,438

15	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value

A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$814,905
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	338,960

Total Commercial Mortgage-Backed Securities (identified cost $1,153,845)		$1,153,865

Common Stocks — 15.7%

Security	Shares	Value

Biotechnology — 0.4%
Vertex Pharmaceuticals, Inc.(3)	7,701	$591,591

		$591,591

Chemicals — 5.7%
E.I. du Pont de Nemours & Co.	38,475	$2,097,272
LyondellBasell Industries NV, Class A	29,979	1,819,725
PPG Industries, Inc.	13,235	1,947,398
Solvay SA	12,000	1,758,145

		$7,622,540

Computers — 1.4%
SanDisk Corp.(3)	35,939	$1,884,641

		$1,884,641

Oil & Gas — 2.5%
Marathon Oil Corp.	44,425	$1,451,365
Occidental Petroleum Corp.	21,312	1,902,309

		$3,353,674

Semiconductors — 3.6%
Applied Materials, Inc.	140,000	$2,031,400
Intel Corp.	114,305	2,737,605

		$4,769,005

Telecommunications — 2.1%
Corning, Inc.	194,878	$2,825,731

		$2,825,731

Total Common Stocks (identified cost $19,524,629)		$21,047,182

Convertible Preferred Stocks — 7.2%

Security	Shares	Value

Automotive & Parts — 1.4%
Goodyear Tire & Rubber Co. (The), 5.875%	42,000	$1,830,360

		$1,830,360

Energy — 1.8%
Chesapeake Energy Corp., 5.75%(1)	2,400	$2,414,100

		$2,414,100

Health Care – Products — 0.0%(4)
Alere, Inc., 3.00%	245	$59,874

		$59,874

Real Estate Investment Trusts (REITs) — 2.5%
iStar Financial, Inc., Series J, 4.50%	60,000	$3,285,000

		$3,285,000

Telecommunications — 1.5%
Lucent Technologies Capital Trust I, 7.75%	2,100	$1,984,500

		$1,984,500

Total Convertible Preferred Stocks (identified cost $9,375,074)		$9,573,834

Preferred Stocks — 2.1%

Security	Shares	Value

Banks — 0.7%
Lloyds TSB Group PLC, 6.657% to 5/21/37(1)(2)	9,800	$972,244

		$972,244

Insurance — 1.4%
XL Capital, Ltd., Series E, 6.50% to 4/15/17(2)	1,880	$1,856,500

		$1,856,500

Total Preferred Stocks (identified cost $2,745,304)		$2,828,744

16	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	$7,569	$7,569,097

Total Short-Term Investments (identified cost $7,569,097)		$7,569,097

Total Investments — 99.5% (identified cost $129,453,816)		$133,314,579

Other Assets, Less Liabilities — 0.5%		$620,148

Net Assets — 100.0%		$133,934,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $38,564,450 or 28.8% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Non-income producing security.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	69.3%	$92,853,862
Canada	10.9	14,538,495
Mexico	4.0	5,325,337
Netherlands	3.8	5,105,294
Belgium	3.3	4,464,213
United Kingdom	1.8	2,462,812
Luxembourg	1.8	2,451,754
Ireland	1.6	2,121,500
New Zealand	1.5	2,038,741
Australia	1.5	1,952,571

Total Investments	99.5%	$133,314,579

17	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $121,884,719)	$125,745,482
Affiliated investment, at value (identified cost, $7,569,097)	7,569,097
Foreign currency, at value (identified cost, $259,927)	262,342
Interest and dividends receivable	1,058,442
Interest receivable from affiliated investment	594
Receivable for investments sold	2,068,095
Total assets	$136,704,052

Liabilities
Payable for investments purchased	$2,696,314
Payable to affiliates:
Investment adviser fee	58,660
Trustees’ fees	465
Accrued expenses	13,886
Total liabilities	$2,769,325
Net Assets applicable to investors’ interest in Portfolio	$133,934,727

Sources of Net Assets
Investors’ capital	$130,066,461
Net unrealized appreciation	3,868,266
Total	$133,934,727

18	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2013(1)
Interest (net of foreign taxes, $13,306)	$1,139,309
Dividends (net of foreign taxes, $1,799)	184,033
Interest allocated from affiliated investment	8,989
Expenses allocated from affiliated investment	(824)
Total investment income	$1,331,507

Expenses
Investment adviser fee	$199,227
Trustees’ fees and expenses	465
Custodian fee	13,072
Legal and accounting services	15,150
Miscellaneous	3,425
Total expenses	$231,339
Deduct —
Reduction of custodian fee	$57
Total expense reductions	$57

Net expenses	$231,282

Net investment income	$1,100,225

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$457,027
Investment transactions allocated from affiliated investment	289
Foreign currency transactions	(5,137)
Net realized gain	$452,179
Change in unrealized appreciation (depreciation) —
Investments	$3,860,763
Foreign currency	7,503
Net change in unrealized appreciation (depreciation)	$3,868,266

Net realized and unrealized gain	$4,320,445

Net increase in net assets from operations	$5,420,670

(1)	For the period from the start of business, January 11, 2013, to April 30, 2013.

19	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2013 (Unaudited) (1)
From operations —
Net investment income	$1,100,225
Net realized gain from investment and foreign currency transactions	452,179
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,868,266
Net increase in net assets from operations	$5,420,670
Capital transactions —
Contributions	$129,528,389
Withdrawals	(1,014,332)
Net increase in net assets from capital transactions	$128,514,057

Net increase in net assets	$133,934,727

Net Assets
At beginning of period	$—
At end of period	$133,934,727

(1)	For the period from the start of business, January 11, 2013, to April 30, 2013.

20	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Supplementary Data

Ratios/Supplemental Data	Period Ended April 30, 2013 (Unaudited) (1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.64	%(3)
Net investment income	3.02	%(3)
Portfolio Turnover	20	%(4)

Total Return	4.20	%(4)

Net assets, end of period (000’s omitted)	$133,935

(1)	For the period from the start of business, January 11, 2013, to April 30, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

21	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on January 11, 2013. The Portfolio’s investment objective is total return. At April 30, 2013, Eaton Vance Bond Fund and Eaton Vance Strategic Income Fund held an interest of 22.2% and 77.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

22

Bond Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $199,227 or 0.55% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $142,677,924 and $21,152,422, respectively, for the period ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$129,586,308

Gross unrealized appreciation	$4,442,181
Gross unrealized depreciation	(713,910)

Net unrealized appreciation	$3,728,271

23

Bond Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Corporate Bonds & Notes	$—	$46,847,316		$—	$46,847,316
Foreign Corporate Bonds	—	13,572,598		—	13,572,598
Foreign Government Bonds	—	20,481,505		—	20,481,505
Convertible Bonds	—	10,240,438		—	10,240,438
Commercial Mortgage-Backed Securities	—	1,153,865		—	1,153,865
Common Stocks	19,289,037	1,758,145	*	—	21,047,182
Convertible Preferred Stocks	6,288,834	3,285,000		—	9,573,834
Preferred Stocks	—	2,828,744		—	2,828,744
Short-Term Investments	—	7,569,097		—	7,569,097

Total Investments	$25,577,871	$107,736,708		$—	$133,314,579

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

24

Eaton Vance

Bond Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on December 17, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Bond Fund (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the December 17, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning fees charged by the Adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory and administrative agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund.

25

Eaton Vance

Bond Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser. The Fund is structured as a “fund-of-funds” and the Adviser allocates the assets of the Fund among one or more Eaton Vance Portfolios and Class I shares of open-end funds in the Eaton Vance fund complex (the “underlying Funds”) and may also invest directly in securities or other instruments.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such personnel in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board noted that, under the terms of the investment advisory and administrative agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the underlying Funds, for which it receives no separate fee from the Fund but for which the Adviser or an affiliate receives fees from the underlying Funds. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the underlying Funds; to hedge certain underlying Fund exposures; and/or to otherwise manage the exposures of the Fund.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

26

Eaton Vance

Bond Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

27

Bond Portfolio

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on December 17, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Bond Portfolio (the “Portfolio”), with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the December 17, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio and the anticipated expense ratio of the Portfolio;

•

Comparative information concerning fees charged by the Adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio, if applicable, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through client commission arrangements and the Portfolio’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of the Portfolio’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

28

Bond Portfolio

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such personnel in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Portfolio matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Portfolio’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory services to the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

29

Eaton Vance

Bond Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Bond Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Bond Portfolio

Kathleen C. Gaffney

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Bond Fund and Bond Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6844-6/13	BONDSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 14, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 14, 2013